CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Thousands	Total	Common Stock	Additional Paid - in Capital	Retained Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
BALANCE at Dec. 31, 2009	$ (2,425,465)	$ 11		$ (2,408,693)	$ (53)	$ (16,730)
NET INCOME	60,304			60,304
Foreign currency translation adjustment, net of tax	(4,918)					(4,918)
Unrealized gain on cash flow hedges, net of tax	(4,602)					(4,602)
Executive Deferred Compensation Plan distributions/activity, net	(305)		(305)
Executive Deferred Compensation Plan valuation change	(275)		(275)
Stock options exercised including related tax benefits	897		897
Purchase of stock at cost	(970)				(970)
Share based compensation	2,099		2,099
Accretion of class L common stock priority return preference	(170,265)		(2,416)	(167,849)
BALANCE at Dec. 31, 2010	(2,543,500)	11		(2,516,238)	(1,023)	(26,250)
NET INCOME	127,493			127,493
Conversion of Class L common stock to common stock	1,675,434	50	1,675,384
Foreign currency translation adjustment, net of tax	(18,234)					(18,234)
Reclassification of a cash flow hedge into earnings, net of tax	5,188					5,188
Unrealized gain on cash flow hedges, net of tax	7,260					7,260
Executive Deferred Compensation Plan distributions/activity, net	3,101		3,101
Stock options exercised including related tax benefits	659		659
Purchase of stock at cost	(2,797)				(2,797)
Share based compensation	20,550		20,550
Accretion of class L common stock priority return preference	(171,567)		(3,864)	(167,703)
BALANCE at Dec. 31, 2011	(896,413)	61	1,695,830	(2,556,448)	(3,820)	(32,036)
NET INCOME	125,541			125,541
Dividends	(511,041)			(511,041)
Foreign currency translation adjustment, net of tax	5,955					5,955
Reclassification of a cash flow hedge into earnings, net of tax	(4,284)					(4,284)
Unrealized gain on cash flow hedges, net of tax	7,234					7,234
Executive Deferred Compensation Plan distributions/activity, net	4,213		4,213
Stock options exercised including related tax benefits	6,437	1	6,436
Purchase of stock at cost	(1,488)				(1,488)
Share based compensation	14,160		14,160
BALANCE at Dec. 31, 2012	$ (1,249,686)	$ 62	$ 1,720,639	$ (2,941,948)	$ (5,308)	$ (23,131)